Document and Entity Information	May 19, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2023
Entity File Number	333-249533
Entity Registrant Name	FORTITUDE GOLD CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	85-2602691
Entity Address, Address Line One	2886 Carriage Manor Point
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80906
City Area Code	719
Local Phone Number	717-9825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001828377
Amendment Flag	false